Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Acquisitions [Abstract]
Schedule of Aggregate Consideration for Assets Acquired and Liabilities Assumed and Consideration Paid
Details of the consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition, including measurement period adjustments for prior acquisitions, are as follows:

		For the year ended December 31,
		2024	2023
	Notes	$	$

Cash consideration		581.0	86.7
Notes payable	16	90.7	50.6
Consideration		671.7	137.3

Cash consideration		581.0	86.7
Cash acquired		26.0	11.1
Net cash paid		555.0	75.6

Assets and liabilities acquired
Cash		26.0	11.1
Non-cash working capital
Trade receivables		92.1	16.4
Unbilled receivables		25.5	10.3
Trade and other payables		(61.6)	(11.5)
Deferred revenue		(35.0)	(7.5)
Other non-cash working capital		13.3	1.5
Lease assets	11	60.8	15.0
Intangible assets	13	183.8	37.6
Lease liabilities		(57.3)	(13.6)
Long-term debt		(44.5)	—
Provisions	17	(24.2)	(1.1)
Deferred tax (liabilities) assets	26	(57.0)	1.7
Other	10,14	46.8	3.2
Total identifiable net assets at fair value		168.7	63.1
Goodwill arising on acquisitions	12	503.0	74.2